Fair Value Measurements	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
(14)	Fair Value Measurements

ASC Topic 825, “Financial Instruments” requires the Company to disclose estimated fair values for certain on- and off-balance sheet financial instruments. Fair value estimates, methods, and assumptions are set forth below for the Company's financial instruments as of June 30, 2012 and 2011.

Fair value estimates are made at a specific point in time, based on relevant market information and information about financial instruments. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect estimates.

The carrying amount and estimated fair value of financial instruments is summarized as follows at June 30:

	2012		2011
	Carrying		Carrying
(In thousands)	Amount	Fair value	Amount	Fair value
Assets:
Cash and cash equivalents	$28,845	$28,845	$28,469	$28,469
Securities available for sale	41,124	41,124	39,814	39,814
Loans receivable, net	173,595	183,066	182,570	191,181
Securities required by law	1,399	1,399	2,286	2,286
Accrued interest receivable	654	654	857	857
Liabilities:
Deposits	225,413	225,392	231,306	231,358
Long-term debt and junior subordinated debentures	14,000	14,769	17,000	15,828
Accrued interest payable	798	798	622	622
Off balance sheet instruments:
Commitments to extend credit	-	-	-	-

The following presents the carrying amount, fair value, and placement in the fair value hierarchy of the Company’s financial instruments not previously disclosed as of June 30, 2012. This table excludes financial instruments for which the carrying amount approximates fair value.

			(Level 1)	(Level 2)	(Level 3)
(In thousands) June 30, 2012	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Financial instruments – Assets
Loans receivable, net	$173,595	$183,066	$-	$-	$183,066
Financial instruments - Liabilities
Deposits	225,413	225,392	142,069	83,323	-
Long-term debt	14,000	14,769	-	14,769	-

Cash and Cash Equivalents - Due from Banks and Interest Bearings Deposits with Banks

The statement of financial condition carrying amounts for cash and due from banks, interest bearing deposits with banks and federal funds sold approximate the estimated fair values of such assets.

Securities Available for Sale

The fair value of securities available for sale (carried at fair value) are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices.

Loans Receivable

Loans receivable were segmented into portfolios with similar financial characteristics. Loans were also segmented by type such as residential, commercial, commercial real estate, commercial real estate construction and consumer. Each loan category was further segmented by fixed and adjustable rate interest terms.

The fair value of loans was calculated by discounting anticipated cash flows based on weighted average contractual maturity, weighted average coupon and market rates.

Impaired Loans

The Company considers loans to be impaired when it becomes probable that the Company will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. All non-accrual loans and Troubled Debt Restructurings are considered impaired. The measurement of impaired loans is based on the present value of the expected cash flows discounted at the historical effective interest rate, the market price of the loan, or the fair value of the underlying collateral. These assets are included as Level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements.

Real Estate Acquired Through Foreclosure and Other Repossessed Assets

Real estate acquired through foreclosure and other repossessed assets are initially recorded at the estimated fair value, net of estimated selling costs, and subsequently at the lower of carrying cost or fair value less estimated costs to sell. Fair value is determined utilizing third party appraisals, broker price opinions or other similar methods. Fair value is updated at least annually and more often if circumstances dictate.

Securities required by Law

The carrying amount of securities required by law approximates its fair value.

Accrued Interest Receivable

The carrying amount of accrued interest receivable approximates its fair value.

Deposits

The fair value of deposits with no stated maturity, such as non-interest bearing deposits, interest bearing NOW accounts and statement savings accounts, is equal to the carrying amounts. The fair value of certificates of deposit was based on the discounted value of contractual cash flows. The discount rate for certificates of deposit was estimated using market rates.

Long-Term Debt and Junior Subordinated Debentures

The fair value of long-term debt was based on the discounted value of contractual cash flows, using market rates.

Accrued Interest Payable

The carrying amount of accrued interest payable approximates its fair value.

Off-Balance Sheet Financial Instruments and Standby Letters of Credit

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business, including mortgage loan commitments, undisbursed lines of credit on commercial business loans and standby letters of credit. These instruments involve, to various degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial condition. The fair values of such commitments are immaterial.

The disclosure of fair value amounts does not include the fair values of any intangibles, including core deposit intangibles. Core deposit intangibles represent the value attributable to total deposits based on an expected duration of customer relationships.

The Company complies with ASC Topic 820, “Fair Value Measurements and Disclosures,” which defines the concept of fair value, establishes a framework for measuring fair value in GAAP, and expands disclosure about fair value measurements. ASC Topic 820 applies only to fair value measurements required or permitted under current accounting pronouncements, but does not require any new fair value measurements. Fair value is defined as the price to sell an asset or to transfer a liability in an orderly transaction between willing market participants as of the measurement date. The statement also expands disclosures about financial instruments that are measured at fair value and eliminates the use of large position discounts for financial instruments quoted in active markets. The disclosure’s emphasis is on the inputs used to measure fair value and the effect of the measurement on earnings for the period.

ASC Topic 820 clarifies how an entity would determine fair value in an inactive market and defines fair value as the price that would be received to sell the asset or transfer the liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. ASC Topic 820 provides additional guidance in determining when the volume and level of activity for the asset or liability has significantly decreased. It also includes guidance on identifying circumstances when a transaction may not be considered orderly. ASC Topic 820 provides a list of factors that a reporting entity should evaluate to determine whether there has been a significant decrease in the volume and level of activity for the asset or liability in relation to normal market activity for the asset or liability. When the reporting entity concludes there has been a significant decrease in the volume and level of activity for the asset or liability, further analysis of the information from that market is needed and significant adjustments to the related prices may be necessary to estimate fair value. This guidance clarifies that when there has been a significant decrease in the volume and level of activity for the asset or liability, some transactions may not be orderly. In those situations, the entity must evaluate the weight of the evidence to determine whether the transaction is orderly. The guidance provides a list of circumstances that may indicate that a transaction is not orderly. A transaction price that is not associated with an orderly transaction is given little, if any, weight when estimating fair value.

The Company has an established and documented process for determining fair values. Fair value is based on quoted market prices, when available. If listed prices or quotes are not available, fair value is based on fair value models that use market participant or independently sourced market data, which include discount rate, interest rate yield curves, prepayment speeds, bond ratings, credit risk, loss severities, default rates, and expected cash flow assumptions. In addition, valuation adjustments may be made in the determination of fair value. These fair value adjustments may include amounts to reflect counterparty credit quality, creditworthiness, liquidity, and other unobservable inputs that are applied consistently over time. These adjustments are estimated and therefore, subject to managements’ judgment, and at times, may be necessary to mitigate the possibility of error or revision in the estimate of the fair value provided by the model. The Company has various controls in place to ensure that the valuations are appropriate, including review and approval of the valuation models, benchmarking, comparison to similar products, and reviews of actual cash settlements. The methods described above may produce fair value calculations that may not be indicative of the net realizable value or reflective of future fair values. While the Company believes its valuation methods are consistent with other financial institutions, the use of different methods or assumptions to determine fair values could result in different estimates of fair value.

ASC Topic 820 established a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based on the inputs used to value the particular asset or liability at the measurement date. The three levels are defined as follows:

•	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices of identical or similar assets or liabilities in markets that are not active, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
•	Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Each financial instrument’s level assignment within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement for that particular category.

There were no transfers of assets between fair value Level 1 and Level 2 for the year ended June 30, 2012.

For financial assets measured at fair value on a recurring and nonrecurring basis, the fair value measurements by level within the fair value hierarchy used are as follows:

	At June 30, 2012
(In thousands)	Total	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Corporate bonds	$2,592	$-	$2,592	$-
U.S. Government agencies	7,988	-	7,988	-
Mortgage-backed securities, residential	10,410	-	10,410	-
Collateralized mortgage obligations, agencies	20,134	-	20,134	-
Total securities available for sale	$41,124	$-	$41,124	$-

Measured at fair value on a nonrecurring basis:
Impaired Loans	$3,347	$-	$-	$3,347
Real estate acquired through foreclosure and other repossessed assets	$621	$-	$-	$621

	At June 30, 2011
(In thousands)	Total	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Corporate bonds	$2,955	$-	$2,955	$-
U.S. Government agencies	12,520	-	12,520	-
Mortgage-backed securities, residential	4,098	-	4,098	-
Collateralized mortgage obligations, agencies	20,241	-	20,241	-
Total securities available for sale	$39,814	$-	$39,814	$-

Measured at fair value on a nonrecurring basis:
Impaired Loans	$3,983	$-	$-	$3,983
Real estate acquired through foreclosure and other repossessed assets	$24	$-	$-	$24

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs have been used to determine fair value:

(in thousands) June 30, 2012	Fair Value Estimate	Valuation Technique	Unobservable Input	Range
Impaired loans	$3,347	Appraisal of collateral (1)	Appraisal adjustments (2)	0 – 15%

Repossessed real estate and other assets	$621	Appraisal of collateral (1)	Appraisal adjustments (2)	0 – 15%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
(2)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.